Supplement to the

Fidelity® Advisor Aggressive Growth Fund, Fidelity Advisor Dividend Growth Fund,
Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund,
Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund,
Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund,
Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund,
Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I and Fidelity Securities Fund

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 2.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the "Investment Policies and Limitations" section found on page 3.

Diversification

For Advisor Fifty:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces the similar information for Institutional Class of Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, and Advisor Small Cap in the "Trustees and Officers" section beginning on page 36.

Fidelity Advisor Dividend Growth Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (12.21%); PNC Financial Services Group, Philadelphia, PA (11.94%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (10.51%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (8.33%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (6.70%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (5.55%).

Fidelity Advisor Equity Growth Fund: Institutional Class: Union Bank & Trust Company, Lincoln, NE (9.71%); Fidelity Advisor Freedom 2020 Fund, Boston, MA (6.75%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (5.89%).

Fidelity Advisor Equity Income Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (7.57%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (6.65%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (5.19%).

ACOM11B-08-03 December 8, 2008
1.739097.129

Fidelity Advisor Growth & Income Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA (16.09%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (14.09%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (10.99%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (9.02%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (7.30%); Fidelity Advisor Freedom 2035 Fund, Boston, MA (6.13%); Fidelity Advisor Freedom 2010 Fund, Boston, MA (5.53%).

Fidelity Advisor Large Cap Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (16.10%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (14.10%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (10.98%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (9.05%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (7.31%); Fidelity Advisor Freedom 2035 Fund, Boston, MA (6.14%); Fidelity Advisor Freedom 2010 Fund, Boston, MA (5.53%).

Fidelity Advisor Mid Cap Fund: Institutional Class: Principal Financial Group, Des Moines, IA (17.27%); Fidelity Advisor Freedom 2020 Fund, Boston, MA, (6.30%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (5.53%); New Hampshire Higher Education Savings Plan, Concord, NH (5.36%).

Fidelity Advisor Small Cap Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (5.67%); New Hampshire Higher Education Savings Plan, Concord, NH (5.55%); Fifth Third Bank, Cincinnati, OH (5.46%).